STOCKHOLDERS’ DEFICIT (Details Narrative)									12 Months Ended
		Dec. 17, 2021 HKD ($)	Oct. 07, 2020 HKD ($) shares	Aug. 26, 2020 HKD ($) shares	Aug. 24, 2020 HKD ($) shares	Jul. 31, 2020 HKD ($) shares	Jun. 23, 2020 HKD ($) shares	May 19, 2020 $ / shares shares	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2020 HKD ($) shares		Dec. 31, 2021 $ / shares	Dec. 31, 2021 HKD ($) shares	Dec. 29, 2021 $ / shares shares	Dec. 17, 2021 $ / shares shares	Sep. 28, 2021 $ / shares	Sep. 16, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Oct. 07, 2020 $ / shares	Oct. 07, 2020 HKD ($)	Aug. 26, 2020 $ / shares shares	Jul. 31, 2020 $ / shares	Jun. 23, 2020 $ / shares	May 19, 2020 HKD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Par Value | $ / shares	[1]											$ 0.005						$ 0.005
Proceeds from issuance of common stock, shares						3,555,556	4,352,941
Exercise Price | $ / shares																$ 5.26
Proceeds from issuance of common stock | $						$ 1,600,000	$ 3,700,000		$ 2,279,190	$ 4,500,000
Shares issued, price per share | $ / shares																						$ 0.45	$ 0.85
Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized													34,441,711					34,441,711
Common Stock, Par Value | $ / shares												0.00001						$ 0.00001
Preferred Stock, Shares Authorized													60,437,031
Carrying Costs | $													$ 2,650,000											$ 10,726,543
Exercise Price | $ / shares												1.45										$ 0.60
Proceeds from issuance of common stock | $						$ 440,000
Warrant exercise price | $ / shares												0.25		$ 0.01			$ 0.01
Freight App Inc [Member] | 2020 Bridge Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock, shares			1,031,243
Debt instrument, face amount | $																				$ 4,004,421
Freight App Inc [Member] | 2020 Bridge Notes [Member] | Purchaser [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock, shares			257.5261
Proceeds from issuance of common stock | $			$ 1,000
Shares issued, price per share | $ / shares																			$ 1,000
Debt instrument, face amount | $																				$ 0
Freight App Inc [Member] | Nonvoting Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized													80,000
Common Stock, Par Value | $ / shares												0.00001
Freight App Inc [Member] | Series Seed Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized													19,958					19,958
Preferred Stock, Par Value | $ / shares												0.00001						$ 0.00001
Conversion Price | $ / shares												20.7626
Freight App Inc [Member] | Series A1-A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized													7,991,078
Preferred Stock, Par Value | $ / shares												0.00001
Conversion Price | $ / shares												1.20
Debt Conversion								7,152,551
Proceeds from issuance of common stock, shares						605,777.5
Freight App Inc [Member] | Series A1-B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized													3,167,474
Preferred Stock, Par Value | $ / shares												0.00001
Conversion Price | $ / shares												1.50
Debt Conversion								2,977,544
Freight App Inc [Member] | Series A2 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized													2,258,521
Preferred Stock, Par Value | $ / shares								$ 0.00001				0.00001
Debt Conversion								1,225,153
Proceeds from issuance of common stock, shares						126,722.5
Freight App Inc [Member] | Series A3 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized													46,000,000
Preferred Stock, Par Value | $ / shares												0.00001
Conversion Price | $ / shares												4.23
Warrants or rights shares														2,376,439			1,891,928
Warrant exercise price | $ / shares														$ 1.125			$ 1.125
Freight App Inc [Member] | Series A4 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized													1,000,000
Preferred Stock, Par Value | $ / shares												0.00001
Conversion Price | $ / shares												2.25
Freight App Inc [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized													30,050,652					30,050,652
Preferred Stock, Par Value | $ / shares												0.00001						$ 0.00001
Conversion Price | $ / shares												1.80
Proceeds from issuance of common stock | $		$ 191,466
Warrants or rights shares															765,862			765,862			765,862
Warrant exercise price | $ / shares															$ 0.25			$ 0.25			$ 0.25
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock, shares									1,129,751	1,983,309	[2]
Proceeds from issuance of common stock | $									$ 5,648	$ 6,353
Common Stock [Member] | Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized													68,437,031
Common Stock, Par Value | $ / shares												0.00001
Preferred Stock [Member] | Series Seed Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock | $
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock | $
Preferred Stock [Member] | Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized													60,437,031
Preferred Stock, Par Value | $ / shares												$ 0.00001
Series A2 Preferred Stock [Member] | Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock, shares					75,000
Proceeds from issuance of common stock | $					$ 0
Voting Common Shares [Member] | Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock, shares				60,000
Proceeds from issuance of common stock | $				$ 15,000
Voting Common Shares One [Member] | Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock, shares				29,332
Proceeds from issuance of common stock | $				$ 7,333

[1]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.
[2]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.